Inventory / Provisions for onerous contracts	9 Months Ended
Sep. 30, 2022
Inventory Provisions For Onerous Contracts
Inventory / Provisions for onerous contracts

9.	Inventory / Provisions for onerous contracts

The Company records provisions for onerous contracts when it becomes probable that the total contract costs will exceed total contract revenue. Before a provision for onerous contracts is recorded, the related assets under construction are measured at their net realisable value and written-off if necessary. Onerous contracts are identified by monitoring the progress of the contract together with the underlying programme status. An estimate of the related contract costs is made, which requires significant and complex assumptions, judgements and estimates related to achieving certain performance standards.

Exolum

Work commenced on the Exolum project during the third quarter of 2022. Included in the Group’s inventory balance at September 30, 2022 was an amount of €1.17 million that was directly attributable to the fulfilment of this project. On review of the revised project costs, the Company expects this project to be loss making and has recorded an impairment charge of €1.17 million against the project related inventory held on September 30, 2022. This impairment charge is included in cost of sales. The losses for this project are now expected to range between €1.88 million and €2.58 million.

As part of the contract, the Group will provide three separate warranties as follows:

General

There is a general warranty period of two years from the date of construction of the plant. On successful completion of this two-year period and final acceptance of the plant, ownership will pass to Exolum.

Equipment

The Company will provide warranties on the key equipment and components for periods ranging between two and 20 years from the date of final completion. Certain items with longer warranty periods have many years of historical performance data, while our own HEVO technology has shorter historical performance data.

Performance guarantees

The Company has agreed to performance related warranties covering both degradation over time and specified energy yields for period raging between two and 25 years from the date of final acceptance.

In addition to the above impairment charge, the Company has recognized an onerous contract provision of €0.71 million. The determination of provisions for onerous contracts, is based on best estimates. The above provision does not include any amounts related to the general equipment warranties or performance guarantees. Together, the total expense recorded for this project in the Group’s nine-month financials at September 30, 2022 is €1.88 million which reflects the Group’s best estimate at this time of the total expected contract loss. If the final loss related to the completion of this project differs from the above, the Company will adjust the provision accordingly.